1997 ANNUAL REPORT


IDS
High Yield
Tax-Exempt
Fund
(prospectus enclosed)

(icon of) shield with basket of apples enclosed

The goal of IDS High Yield Tax-Exempt Fund, Inc. is to provide high yield generally exempt from federal income taxes.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) shield with basket of apples enclosed

More yield,
less taxes

Most of the time, making money means paying taxes. But investors still can enjoy income that generally is free from federal taxes by taking advantage of tax-exempt bonds. High Yield Tax-Exempt Fund strives to provide the maximum amount of tax-free income by focusing on municipal bonds that pay above-average interest. However, certain income may be subject to state or local or the alternative minimum tax. To reduce the investment risk, the Fund holds a large, widely diversified portfolio of bonds providing protection to shareholders seeking to avoid the impact of default by an individual bond. The result may be a superior after-tax return for investors in higher tax brackets.

(icon of) one open book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

 Contents

    1997 annual report

    From the chairman                                                4
    From the portfolio manager                                       4
    The Portfolio's ten largest holdings                             6
    Making the most of the Fund                                      7
    The Fund's long-term performance                                 8
    Independent auditors' report (Fund)                              9
    Financial statements (Fund)                                     10
    Notes to financial statements (Fund)                            13
    Independent auditors' report (Portfolio)                        20
    Financial statements (Portfolio)                                21
    Notes to financial statements (Portfolio)                       24
    Investments in securities                                       31
    IDS mutual funds                                                58
    Federal income tax information                                  62

    1998 prospectus

    The Fund in brief                                               3p
    Goal                                                            3p
    Investment policies and risks                                   3p
    Structure of the Fund                                           4p
    Manager and distributor                                         4p
    Portfolio manager                                               5p
    Alternative purchase arrangements                               5p

    Sales charge and Fund expenses                                  6p

    Performance                                                     8p
    Financial highlights                                            8p
    Total returns                                                  10p
    Yield                                                          12p

    Investment policies and risks                                  13p
    Facts about investments and their risks                        13p
    Valuing Fund shares                                            18p

    How to purchase, exchange or redeem shares                     19p
    Alternative purchase arrangements                              19p
    How to purchase shares                                         22p
    How to exchange shares                                         25p
    How to redeem shares                                           25p
    Reductions and waivers of the sales charge                     30p

    Special shareholder services                                   35p
    Services                                                       35p
    Quick telephone reference                                      35p

    Distributions and taxes                                        36p
    Dividend and capital gain distributions                        36p
    Reinvestments                                                  37p
    Taxes                                                          37p
    How to determine the correct TIN                               39p

    How the Fund and Portfolio are organized                       40p
    Shares                                                         40p
    Voting rights                                                  40p
    Shareholder meetings                                           40p
    Special considerations regarding
      master/feeder structure                                      41p
    Board members and officers                                     43p
    Investment manager                                             45p
    Administrator and transfer agent                               45p
    Distributor                                                    46p

    About American Express Financial Corporation                   47p
    General information                                            47p

    Appendices                                                     48p
    Description of bond ratings                                    48p
    Tax-exempt vs. taxable income                                  50p
    Descriptions of derivative instruments                         52p

(This annual report is not part of the prospectus.)

 To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late Oct., when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      Chairman of the board

      From the portfolio manager

      IDS High Yield Tax-Exempt Fund enjoyed a productive fiscal year as it took advantage of a rebound by the bond market this past summer and fall. For the December 1996 through November 1997 period, the Fund's Class A shares produced a total return, which includes net asset value change and dividends, of 7.9%. Consistent with the Fund's investment objective, dividend payments to shareholders made up the greatest portion of the return.

      For the first several months of the fiscal year, the bond market encountered a difficult environment. Although the inflation data had yet to prove threatening, better-than-expected economic growth caused many investors to conclude that an inflation run-up was imminent. The result was that long-term interest rates, without prompting by the Federal
      Reserve, crept higher over the winter. Bond prices, which move in the opposite direction of interest rates, declined in the process, penalizing the Fund's net asset value.

      Recovery begins

      By spring, though, inflation fears had waned and, with additional support provided by the agreement between Congress and the President to balance the federal budget, interest rates began to head back down. Aside from a few, temporary interruptions, the trend continued through the end of the fiscal year, boosting bond prices along the way. Higher-yielding municipal bonds -- the core of this Fund's portfolio -- performed especially well during that time, as investors were drawn to the relatively attractive interest rates offered by such securities. Also working in the Fund's favor was a well-balanced supply/demand situation -- that is, the supply of municipal bonds was not excessive compared with investors' demand.

      Over the 12 months, I kept the Fund essentially fully invested; about 95% of the assets were kept in bonds, with the small remainder in cash reserves. The Fund's duration - a function of the average maturity of the bonds in the portfolio that determines how sensitive the Fund's net asset value is to interest-rate changes -- stayed close to neutral. The result was that the Fund's value fluctuated largely in sync with that of the bond market as rates rose and fell.

      The portfolio mix was little changed during the 12 months. I maintained the biggest portion of assets in investment-grade (high-quality) municipal bonds, complemented by a moderate amount in below-investment-grade issues, which pay comparatively higher interest. I gradually increased the level in the latter group to 22% by period-end, a strategy that helped shore up the Fund's dividend in the face of falling rates.

      The new fiscal year has just begun as I prepare this report. Although inflation may edge up in the months ahead, I doubt it will become a serious problem. If that's the case, I expect interest rates to stay in a comfortable range, allowing the Fund to continue to provide a healthy, tax-free return.


      Kurt Larson
      (picture of) Kurt Larson
      Portfolio manager


(This annual report is not part of the prospectus.)

Class A
12-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $4.64
Nov. 30, 1996         $4.56
Increase              $0.08

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income           $0.27
From capital gains    $  --
Total distributions   $0.27

Total return*         +7.9%**

Class B
12-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $4.64
Nov. 30, 1996         $4.56
Increase              $0.08

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income           $0.23
From capital gains    $  --
Total distributions   $0.23

Total return*         +7.1%**

Class Y
12-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $4.64
Nov. 30, 1996         $4.56
Increase              $0.08

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income           $0.27
From capital gains    $  --
Total distributions   $0.27

Total return*         +8.0%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

 The Portfolio's ten largest holdings


                                        Percent                        Value
                    (of Portfolio's net assets)         (as of Nov. 30, 1997)

 New York City Municipal Water Financial Authority
 Water & Sewer System Revenue Bonds Series A
 6.25% 2021                                .98%                  $58,573,590

 Eastern North Carolina Municipal Power Agency
 Power System Refunding Revenue Bonds Series 1991A
 5.75% 2019                                .92                    55,155,100

 New Hampshire Industrial Development Authority
 Pollution Control Revenue Bonds
 State Public Service Series 1991B
 7.50% 2021                                .90                    54,084,993

 Northern California Power Agency Geothermal #3
 Revenue Bonds
 5.00% 2009                                .83                    49,417,102

 Utah Intermountain Power Agency Power Supply
 Refunding Revenue Bonds Series 1996C
 5.70% 2017                                .80                    47,579,640

 Puerto Rico Electric Power Agency Revenue Bonds
 Series N-O
 6.00% 2010                                .77                    46,154,016

 Monroe County Michigan Pollution Control
 Revenue Bonds Detroit Edison A.M.T.
 7.75% 2019                                .73                    43,639,855

 Texas Alliance Airport Authority Special Facility
 Revenue Bonds American Airlines Series 1990 A.M.T.
 7.50% 2029                                .68                    40,724,860

 Dormitory Authority New York City University System Consolidated
 2nd General Resource Revenue Bonds Series 1990C
 6.00% 2016                                .67                    40,257,457

 Washington Public Power Supply System
 Nuclear Project 1 Revenue Bonds Series 1990A
 6.00% 2017                                .66                    39,683,989

Note: Certain of the Portfolio's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

(icon of) pie chart

The ten holdings listed here make up 7.94% of the Portfolio's net assets

(This annual report is not part of the prospectus.)

      Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not part of the prospectus.)

 The Fund's long-term performance

       Three ways to benefit from a mutual fund:
     o your shares increase in value when the Fund's investments do well
     o you receive capital gains when the gains on investments sold by the Fun exceed losses
     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS High Yield Tax-Exempt Fund

                                                    X
                                                    Lehman Brothers Municipal
                                                    Bond Index

$20,000                                             X
                                                    $20,664 High Yield
                                                    Tax-Exempt Fund Class A

$10,000

$9,500

'87  '88  '89  '90  '91  '92  '93  '94  '95  '96  '97

Average annual total return
 (as of Nov. 30, 1997)
                       1 year        Since       5 years     10 years
                                   inception
       Class A         +2.47%          --%       +5.47%       +7.52%
       Class B*        +3.08%       +5.83%          --%          --%
       Class Y*        +7.96%       +8.10%          --%          --%
*Inception date was March 20, 1995.

Assumes: o Holding period from 12/1/87 to 11/30/97. o Returns do not reflect taxes payable on distributions. o Reinvestment of all income and capital gain distributions for the Fund, with a value of $10,360. Also see "Performance" in the Fund's current prospectus.

Lehman Brothers Municipal Bond Index is made up of a representative list of general obligation, revenue, insured and prefunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in High Yield Tax-Exempt Fund.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing High Yield Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%.This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The Financial statements contained in Post-Effective Amendment #35 to Registration Statement No. 2-63552 filed on or about January 27, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS High Yield Tax-Exempt Fund, Inc.

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions.

      IDS High Yield Tax-Exempt Fund, Inc.
      Fiscal year ended Nov. 30, 1997

      Class A

       Exempt-interest dividends -- taxable status explained below.

       Payable date                                           Per share

       Dec. 26, 1996                                           $0.02177
       Jan. 29, 1997                                            0.02453
       Feb. 26, 1997                                            0.02239
       March 26, 1997                                           0.02012
       April 28, 1997                                           0.02519
       May 28, 1997                                             0.02147
       June 26, 1997                                            0.02095
       July 25, 1997                                            0.02131
       Aug. 27, 1997                                            0.02343
       Sept. 25, 1997                                           0.02105
       Oct. 28, 1997                                            0.02329
       Nov. 25, 1997                                            0.02034
       Total                                                   $0.26584


       Taxable dividend -- income distribution.

       Payable date                                           Per share

       Dec. 26, 1996                                           $0.00007
       Total distributions                                     $0.26591

(This annual report is not part of the prospectus.)

      Class B

       Exempt-interest dividends -- taxable status explained below.

       Payable date                                           Per share

       Dec. 26, 1996                                           $0.01896
       Jan. 29, 1997                                            0.02136
       Feb. 26, 1997                                            0.01976
       March 26, 1997                                           0.01751
       April 28, 1997                                           0.02214
       May 28, 1997                                             0.01868
       June 26, 1997                                            0.01823
       July 25, 1997                                            0.01856
       Aug. 27, 1997                                            0.02028
       Sept. 25, 1997                                           0.01829
       Oct. 28, 1997                                            0.02014
       Nov. 25, 1997                                            0.01766
       Total                                                   $0.23157


       Taxable dividend -- income distribution.

       Payable date                                           Per share

       Dec. 26, 1996                                           $0.00007
       Total distributions                                     $0.23164

(This annual report is not part of the prospectus.)

      Class Y

       Exempt-interest dividends -- taxable status explained below.

       Payable date                                           Per share

       Dec. 26, 1996                                           $0.02242
       Jan. 29, 1997                                            0.02526
       Feb. 26, 1997                                            0.02299
       March 26, 1997                                           0.02072
       April 28, 1997                                           0.02590
       May 28, 1997                                             0.02187
       June 26, 1997                                            0.02124
       July 25, 1997                                            0.02157
       Aug. 27, 1997                                            0.02373
       Sept. 25, 1997                                           0.02132
       Oct. 28, 1997                                            0.02364
       Nov. 25, 1997                                            0.02061
       Total                                                   $0.27127


       Taxable dividend -- income distribution.

       Payable date                                           Per share

       Dec. 26, 1996                                           $0.00007
       Total distributions                                     $0.27134

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

(This annual report is not part of the prospectus.)

      Source of income by state

      Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 1997 are listed below.

      Alabama                                                    0.715%
      Alaska                                                     0.337
      Arizona                                                    0.935
      Arkansas                                                   0.067
      California                                                 7.728
      Colorado                                                   6.849
      Florida                                                    4.217
      Georgia                                                    2.305
      Hawaii                                                     0.359
      Illinois                                                   8.665
      Indiana                                                    2.351
      Iowa                                                       0.812
      Kentucky                                                   1.380
      Louisiana                                                  3.516
      Maine                                                      0.185
      Maryland                                                   0.632
      Massachusetts                                              2.589
      Michigan                                                   3.762
      Minnesota                                                  3.883
      Mississippi                                                0.923
      Missouri                                                   0.695
      Montana                                                    0.008
      Nebraska                                                   0.023
      Nevada                                                     0.689
      New Hampshire                                              2.688
      New Jersey                                                 0.242
      New Mexico                                                 2.057
      New York                                                   8.664
      North Carolina                                             3.729
      North Dakota                                               0.435
      Ohio                                                       3.096
      Oklahoma                                                   1.396
      Oregon                                                     0.682
      Pennsylvania                                               4.403
      Puerto Rico                                                0.745
      South Carolina                                             0.913
      South Dakota                                               0.519
      Tennessee                                                  0.512
      Texas                                                      7.677
      Utah                                                       1.932
      Virginia                                                   0.619
      Washington                                                 3.386
      Washington, DC                                             0.598
      West Virginia                                              1.118
      Wisconsin                                                  0.655
      Wyoming                                                    0.309

(This annual report is not part of the prospectus.)

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Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS Financial Advisors


IDS High Yield Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.